UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

280 Park Avenue, 32nd Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

280 Park Avenue, 32nd Floor

New York, New York 10017

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (212) 933-0393

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act, as amended (the “Act”) [17 CFR § 270.30e-1], is attached hereto.

(b) Not applicable to the Registrant.

Semi-Annual Report

KraneShares Value Line® Dynamic Dividend Equity Index ETF

(formerly, KFA Value Line® Dynamic Core Equity Index ETF)

KFA Mount Lucas Managed Futures Index Strategy ETF

September 30, 2023

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month year ended June 30, are available (i) without charge, upon request, by calling 855-857-2638; and (ii) on the Commission’s website at https://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
UNITED STATES — 99.8%
Communication Services — 2.4%
Comcast, Cl A	14,436	$640,092
Verizon Communications	3,168	102,675
		742,767
Consumer Discretionary — 4.8%
Amazon.com*	628	79,831
Big Lots*	84,695	432,792
Home Depot	2,127	642,694
Lowe’s	1,541	320,282
		1,475,599
Consumer Staples — 7.1%
Altria Group	12,502	525,709
Conagra Brands	8,077	221,471
Flowers Foods	20,971	465,137
Kimberly-Clark	4,092	494,518
Reynolds Consumer Products	18,351	470,336
		2,177,171
Financials — 11.8%
Allstate	2,515	280,196
Annaly Capital Management†	24,248	456,105
CME Group, Cl A	2,647	529,982
Eversource Energy	8,104	471,248
Goldman Sachs Group	1,772	573,366
JPMorgan Chase	5,880	852,718
T Rowe Price Group	4,605	482,926
		3,646,541

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Health Care — 10.1%
AbbVie	1,817	$270,842
Amgen	2,307	620,029
Bristol-Myers Squibb	9,718	564,033
CVS Health	8,424	588,164
Pfizer	19,078	632,817
Premier, Cl A	20,754	446,211
		3,122,096
Industrials — 19.2%
3M	5,029	470,815
Cummins	2,176	497,129
Emerson Electric	5,368	518,388
Fastenal	9,354	511,102
Honeywell International	1,973	364,492
MSC Industrial Direct, Cl A	4,821	473,181
PACCAR	6,112	519,642
Paychex	4,267	492,113
RTX	7,079	509,476
Snap-on	1,905	485,889
Union Pacific	2,828	575,866
Watsco	1,337	505,012
		5,923,105
Information Technology — 15.5%
Analog Devices	470	82,292
Apple	11,782	2,017,196
Cisco Systems	12,026	646,518
Microsoft	4,360	1,376,670
NVIDIA	169	73,514
Texas Instruments	3,709	589,768
		4,785,958
Materials — 4.3%
Air Products and Chemicals	1,110	314,574
Packaging Corp of America	3,381	519,153
Sonoco Products	8,766	476,432
		1,310,159
Real Estate — 5.5%
American Tower†	3,068	504,532
Crown Castle†	5,231	481,409
Outfront Media†	20,389	205,929
Public Storage†	1,896	499,634
		1,691,504
Utilities — 19.1%
ALLETE	8,784	463,795

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
Utilities (continued)
American Electric Power	6,665	$501,341
Avista	14,344	464,315
CMS Energy	4,643	246,590
Consolidated Edison	4,507	385,484
Evergy	9,150	463,905
IDACORP	2,498	233,938
New Jersey Resources	11,436	464,645
OGE Energy	13,988	466,220
ONE Gas	6,500	443,820
Public Service Enterprise Group	8,345	474,914
Sempra	4,009	272,732
WEC Energy Group	5,945	478,870
Xcel Energy	8,912	509,944
		5,870,513
TOTAL UNITED STATES		30,745,413

TOTAL COMMON STOCK (Cost $31,125,897)		30,745,413

TOTAL INVESTMENTS — 99.8% (Cost $31,125,897)		30,745,413
OTHER ASSETS LESS LIABILITIES – 0.2%		52,832
NET ASSETS - 100%		$30,798,245

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust

As of September 30, 2023, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 67.2%
U.S. Treasury Bills
5.283%, 10/31/2023(A)	$40,000,000	$39,830,430
5.273%, 11/02/2023(A)	40,000,000	39,817,674
5.239%, 11/30/2023(A)	40,000,000	39,650,917
5.179%, 10/12/2023(A)	40,000,000	39,941,417
4.514%, 10/05/2023(A)	40,000,000	39,982,446
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,204,520)		199,222,884

TOTAL INVESTMENTS — 67.2% (Cost $199,204,520)		199,222,884
OTHER ASSETS LESS LIABILITIES – 32.8%		97,391,180
NET ASSETS - 100%		$296,614,064

A list of the open futures contracts held by the Fund at September 30, 2023, is as follows:

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Short Contracts
AUDUSD Currency	(746)	Dec-2023	$(48,028,014)	$(48,154,300)	$(126,286)
CAD Currency	(530)	Dec-2023	(39,281,648)	(39,132,550)	149,098
Canadian 10-Year Bond	(862)	Dec-2023	(74,765,218)	(73,066,122)	1,766,289
Copper^	(152)	Dec-2023	(14,376,799)	(14,202,500)	174,299
Corn^	(851)	Dec-2023	(23,026,735)	(20,285,713)	2,741,022
Euro FX	(254)	Dec-2023	(33,739,708)	(33,694,687)	45,021
Euro-Bund	(529)	Dec-2023	(74,537,501)	(71,946,461)	1,346,767
Japanese Yen	(555)	Dec-2023	(47,700,196)	(47,018,906)	681,290
Long Gilt 10-Year Bond	(629)	Dec-2023	(74,648,427)	(72,262,860)	312,939
Natural Gas^	(564)	Nov-2023	(19,941,873)	(18,679,680)	1,262,193
U.S. 10-Year Treasury
Note	(686)	Dec-2023	(75,272,371)	(74,130,875)	1,141,496
Wheat^	(676)	Dec-2023	(24,286,404)	(18,302,700)	5,983,704
			(549,604,894)	(530,877,354)	15,477,832
Long Contracts
British Pound	321	Dec-2023	25,046,035	24,496,312	(549,723)
Gasoline^	202	Nov-2023	20,536,901	19,934,006	(602,895)
Gold^	15	Dec-2023	2,914,435	2,799,150	(115,285)
Japanese 10-Year Bond	40	Dec-2023	39,550,307	38,800,857	(340,786)
Live Cattle^	275	Dec-2023	20,365,849	20,671,750	305,901
NY Harbor ULSD^	165	Nov-2023	21,037,408	21,883,554	846,146

The accompanying notes are an integral part of the financial statements.

Consolidated Schedule of Investments (Unaudited) September 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF (concluded)

					Unrealized
	Number of	Expiration	Notional		Appreciation/
Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Soybean^	269	Nov-2023	$18,054,296	$17,148,750	$(905,546)
Sugar No. 11^	716	Feb-2024	21,815,573	21,234,842	(580,731)
Swiss Franc	145	Dec-2023	20,494,238	19,966,500	(527,738)
WTI Crude Oil^	247	Nov-2023	19,835,751	21,933,600	2,097,849
			209,650,793	208,869,321	(372,808)
			$(339,954,101)	$(322,008,033)	$15,105,024

^	Security is held by the KFA MLM Index Subsidiary, Ltd. as of September 30, 2023.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following summarizes the market value of the Fund’s investments and other financial instruments used as of September 30, 2023, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$199,222,884	$—	$199,222,884
Total Investments in Securities	$—	$199,222,884	$—	$199,222,884

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$18,854,014	$—	$—	$18,854,014
Unrealized Depreciation	(3,748,990)	—	—	(3,748,990)
Total Other Financial Instruments	$15,105,024	$—	$—	$15,105,024

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments/Consolidated Schedule of Investments September 30, 2023

Glossary (abbreviations which may be used in preceding Schedule of Investments):

Fund Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

USD — U.S. Dollar

Statement of Assets and Liabilities (Unaudited)

September 30, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF
Assets:
Investments at Value	$30,745,413
Cash and Cash Equivalents	13,764
Dividend and Interest Receivable	53,187
Prepaid Expenses	221
Receivable from Reimbursement on Trustees’ Fees	77
Total Assets	30,812,662

Liabilities:
Payable for Management Fees	14,417
Total Liabilities	14,417
Net Assets	$30,798,245

Net Assets Consist of:
Paid-in Capital	$31,662,968
Total Distributable Loss	(864,723)
Net Assets	$30,798,245
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,450,002
Net Asset Value, Offering and Redemption Price Per Share	$21.24
Cost of Investments	$31,125,897

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

September 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF
Assets:
Investments at Value	$199,222,884
Cash Collateral on Futures Contracts	61,427,343
Cash and Cash Equivalents	32,828,951
Foreign Currency at Value	5,314,033
Variation Margin Receivable on Future Contracts	258,370
Prepaid Expenses	1,664
Total Assets	299,053,245

Liabilities:
Variation Margin Payable on Future Contracts	2,237,420
Payable for Management Fees	201,006
Payable for Trustees’ Fee	755
Total Liabilities	2,439,181
Net Assets	$296,614,064

Net Assets Consist of:
Paid-in Capital	$321,239,391
Total Distributable Loss	(24,625,327)
Net Assets	$296,614,064
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	9,150,002
Net Asset Value, Offering and Redemption Price Per Share	$32.42
Cost of Investments	$199,204,520
Cost of Foreign Currency	4,886,228

The accompanying notes are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the Period Ended September 30, 2023

KraneShares Value Line® Dynamic Dividend Equity Index ETF
Investment Income:
Dividend Income	$499,686
Interest Income	889
Total Investment Income	500,575

Expenses:
Management Fees†	86,874
Trustees’ Fees	826
Insurance Expense	222
Total Expenses	87,922
Net Investment Income	412,653

Net Realized Gain (Loss) on:
Investments	(266,694)
Net Realized Loss	(266,694)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,279,095)
Net Change in Unrealized Appreciation (Depreciation)	(1,279,095)
Net Realized and Unrealized Loss	(1,545,789)
Net Decrease in Net Assets Resulting from Operations	$(1,133,136)

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Consolidated Statement of Operations (Unaudited)

For the Period Ended September 30, 2023

KFA Mount Lucas Managed Futures Index Strategy ETF
Investment Income:
Interest Income	$6,245,553
Total Investment Income	6,245,553

Expenses:
Management Fees†	1,217,522
Trustees’ Fees	8,011
Insurance Expense	1,873
Total Expenses	1,227,406
Net Investment Income	5,018,147

Net Realized Gain (Loss) on:
Investments	(44,415)
Futures Contracts	2,399,369
Foreign Currency Translations	34,773
Net Realized Gain	2,389,727

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	120,234
Futures Contracts	15,214,943
Foreign Currency Translations	413,727
Net Change in Unrealized Appreciation (Depreciation)	15,748,904
Net Realized and Unrealized Gain	18,138,631
Net Increase in Net Assets Resulting from Operations	$23,156,778

†	See Note 4 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Value Line® Dynamic Dividend Equity Index ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$412,653	$731,316
Net Realized Gain (Loss)	(266,694)	383,895
Net Change in Unrealized Appreciation (Depreciation)	(1,279,095)	(1,007,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,133,136)	107,717
Distributions	(368,867)	(1,725,465)

Capital Share Transactions:(1)
Issued	1,125,952	6,757,879
Redeemed	—	(4,549,112)
Increase in Net Assets from Capital Share Transactions	1,125,952	2,208,767
Total Increase (Decrease) in Net Assets	(376,051)	591,019

Net Assets:
Beginning of Year/Period	31,174,296	30,583,277
End of Year/Period	$30,798,245	$31,174,296

Share Transactions:
Issued	50,000	300,000
Redeemed	—	(200,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	100,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Consolidated Statements of Changes in Net Assets

	KFA Mount Lucas Managed Futures Index Strategy ETF
	Period Ended September 30, 2023	Year Ended March 31, 2023
	(unaudited)
Operations:
Net Investment Income	$5,018,147	$3,346,619
Net Realized Gain (Loss)	2,389,727	(20,366,224)
Net Change in Unrealized Appreciation (Depreciation)	15,748,904	(3,859,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,156,778	(20,879,536)
Distributions	—	(34,522,275)

Capital Share Transactions:(1)
Issued	76,620,935	368,619,905
Redeemed	(81,437,247)	(80,641,284)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,816,312)	287,978,621
Total Increase in Net Assets	18,340,466	232,576,810

Net Assets:
Beginning of Year/Period	278,273,598	45,696,788
End of Year/Period	$296,614,064	$278,273,598

Share Transactions:
Issued	2,450,000	10,450,000
Redeemed	(2,700,000)	(2,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)	7,950,000

(1)	Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights/Consolidated Financial Highlights

Selected Per Share Data & Ratios

For the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Value Line® Dynamic Dividend Equity Index ETF(1)
2023***	22.27	0.29	(1.06)	(0.77)	(0.26)	—	—
2023	23.53	0.56	(0.59)	(0.03)	(0.55)	(0.68)	—
2022	23.01	0.48	2.45	2.93	(0.58)	(1.83)	—
2021	20.00	0.20	2.88	3.08	(0.07)	—	—
KFA Mount Lucas Managed Futures Index Strategy ETF(2)
2023***	29.60	0.57	2.25	2.82	—	—	—
2023	31.51	0.54	1.59	2.13	(1.56)	(2.48)	—
2022	27.55	(0.18)	5.98	5.80	(1.77)	(0.07)	—
2021	25.00	(0.06)	2.61	2.55	—	—	—

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.
***	For the six-month period ended September 30, 2023.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on November 23, 2020.
(2)	Commenced operations on December 1, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers, as applicable) (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)

(0.26)	21.24	(3.48)	30,798	0.56†	0.56†	2.62†	108	††
(1.23)	22.27	0.19	31,174	0.56	0.56	2.53	155
(2.41)	23.53	12.62	30,583	0.55	0.55	1.99	164
(0.07)	23.01	15.46	25,315	0.55†	0.55†	2.68†	55	††

—	32.42	9.53	296,614	0.90†	0.90†	3.68†	—	††
(4.04)	29.60	6.21	278,274	0.90	0.90	1.61	251
(1.84)	31.51	22.21	45,697	0.89	0.89	(0.63)	15
—	27.55	10.20	28,923	0.89†	0.89†	(0.63)†	—	††

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of September 30, 2023, the Trust had thirty-three operational series. The financial statements herein and the related notes pertain to the following 2 series: KraneShares Value Line® Dynamic Dividend Equity Index ETF and KFA Mount Lucas Managed Futures Index Strategy ETF (each, a “Fund” and collectively, the “Funds”). Each of the Funds is a non-diversified Fund, as defined under Section 5(b)(1) of the Investment Company Act. Krane Funds Advisors, LLC (“Krane” or the “Adviser”), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use sub-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management of the Funds.

Effective September 29, 2023, the name of the KFA Value Line® Dynamic Core Equity Index ETF was changed to KraneShares Value Line® Dynamic Dividend Equity Index ETF.

China International Capital Corporation (USA) Holdings Inc., a wholly-owned, indirect subsidiary of China International Capital Corporation Limited owns a majority stake in Krane. As of September 30, 2023, Central Huijin Investment Limited, a mainland Chinese-domiciled entity, and HKSCC Nominees Limited, held approximately 40.1% and 39.4%, respectively, of the shares of China International Capital Corporation Limited. Central Huijin Investment Limited is a wholly-owned subsidiary of China Investment Corporation, which is a mainland Chinese sovereign wealth fund. KFA One Holdings, LLC, located at 280 Park Avenue 32nd Floor, New York, New York, 10017, holds the remaining equity interests in Krane and Jonathan Krane, through his equity interests in KFA One Holdings, LLC, beneficially owns more than 10% of the equity interests in Krane.

The KFA MLM Index Subsidiary, Ltd. is a wholly-owned subsidiary of the KFA Mount Lucas Managed Futures Index Strategy ETF (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the KFA Mount Lucas Managed Futures Index Strategy ETF and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and Consolidated Financial Highlights.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. Each Fund will issue and redeem Shares for a basket of securities and/or a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek to provide investment results that (before fees and expenses) tracks the performance of its respective index listed below (each, an “Underlying Index”):

KraneShares Funds	Index
KraneShares Value Line® Dynamic Dividend Equity Index ETF	3D/L Value Line® Dynamic Core Equity Index
KFA Mount Lucas Managed Futures Index Strategy ETF	KFA MLM Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares of a Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated by the Administrator (as defined below) and determined as of the regularly scheduled close of normal trading on each day that the NYSE is scheduled to be open for business (normally 4:00 p.m., Eastern Time). Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Securities listed on a securities exchange (i.e. exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day normally at 4:00 p.m. Greenwich Mean Time.

The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid or received under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the exchange on which they are listed. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established by the board of trade on which they are traded. Over-the-Counter (“OTC”) options are valued based upon prices determined by the applicable independent, third party pricing agent. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate and the 30-, 60-, 90- and 180-day forward rates provided by an independent pricing agent. As of and during the period ended September 30, 2023, the Funds did not hold swaps, options or foreign currency forward contracts.

FLEX (short for flexible) options are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX options occurs, the trade price will be used to value such FLEX options in lieu of the model price.

On certain days, the settlement price for futures may not be available at the time the Fund calculates its NAV. On such days, the best available price (which is typically the last trade price) may be used to value futures.

Investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Securities issued by a wholly-owned subsidiary of a Fund will be valued at the subsidiary’s net asset value, which will be determined using the same pricing policies and procedures applicable to the Fund.

Investments for which market prices are not “readily available,” or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Adviser’s valuation policies and procedures approved by the Board. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, a Fund may fair value its securities if an event that may materially affect the value of a Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Krane becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Administrator and may request that an ad hoc meeting of the Fair Valuation Committee be called.

With respect to trade-halted securities, the Adviser typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless Krane’s Fair Valuation Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day (a “Business Day”, as used herein, is any day on which the Exchange is open for business). In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. Transactions in Fund shares will be priced at NAV only if shares are purchased or redeemed directly from a Fund in Creation Units. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by a Fund. Purchases and sales of shares in the secondary market, which will not involve a Fund, will be subject to customary brokerage commissions and charges.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2023, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Interest income is recognized on the accrual basis from the settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities,

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

FUTURES — The KFA Mount Lucas Managed Futures Index Strategy ETF will utilize the Subsidiary for purposes of investing in commodities futures contracts that are the same as or similar to those included in the Index. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. As of September 30, 2023, the KFA Mount Lucas Managed Futures Index Strategy ETF had open futures contracts. Refer to the Fund’s Consolidated Schedule of Investments for details regarding open futures contracts as of September 30, 2023.

For the period ended September 30, 2023, the average monthly notional amount of futures contracts for the KFA Mount Lucas Managed Futures Index Strategy ETF was as follows:

KFA Mount Lucas Managed Futures Index Strategy ETF
Average Monthly Notional Value Long	$286,220,854
Average Monthly Notional Value Short	$428,023,304

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The KFA Mount Lucas Managed Futures Index Strategy ETF may pay out net investment income, if any, at least semi-annually in June and December, but may pay such income as frequently as quarterly. The KraneShares Value Line® Dynamic Dividend Equity Index ETF typically distributes any net investment income quarterly. The Funds pay out to their shareholders net realized capital gains, if any, once a year (usually in December). Each Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions, including if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company under Subchapter M of the Code, or to avoid imposition of income or excise taxes on undistributed income.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the BBH Overdraft Base Rate plus 2.00%. Cash overdraft charges are included in “Interest Expense” on the Statements of Operations.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

SECURITIES LENDING — The Funds may lend securities from their portfolios to brokers, dealers and other financial institutions. In connection with such loans, a Fund remains the beneficial owner of the loaned securities and continues to receive payments in amounts approximately equal to the interest, dividends or other distributions payable on the loaned securities. A Fund also has the right to terminate a loan at any time. A Fund does not have the right to vote on securities while they are on loan. Loans of portfolio securities will not exceed 33 1/3% of the value of a Fund’s total assets (including the value of all assets received as collateral for the loan). A Fund will receive collateral in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of cash, a Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Krane and a sub-adviser are subject to potential conflicts of interest because the compensation paid to them increases in connection with any net income received by a Fund from a securities lending program. Each Fund pays Krane 10% of any net monthly income received from the investment of cash collateral and loan fees received from borrowers in respect of each securities loan (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers) (see Note 4). There were no securities on loan as of September 30, 2023.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof). In its discretion, the Trust reserves the right to increase or decrease the number of each Fund’s shares that constitute a Creation Unit.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged.

The following table discloses Creation Unit breakdown for the period ended September 30, 2023:

KraneShares Funds	Creation Unit Shares	Standard Transaction Fee - Subscriptions	Value at September 30, 2023	Standard Transaction Fee - Redemptions	Maximum Variable Transaction Fee*
KraneShares Value Line® Dynamic Dividend Equity Index ETF	50,000	$400	$1,062,000	$400	2.00%
KFA Mount Lucas Managed Futures Index Strategy ETF	50,000	500	1,621,000	500	2.00%

*	As a percentage of the Creation Unit(s) purchased/redeemed.

The Adviser may adjust the transaction fees from time to time based on actual experience.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. DERIVATIVES TRANSACTIONS

The following tables are KFA Mount Lucas Managed Futures Index Strategy ETF exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of September 30, 2023, was as follows:

Consolidated Statement of Assets and Liabilities Location		Asset Derivatives	Liability Derivatives
Commodities Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	$13,411,113	$(2,204,457)
Interest Rate Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	4,567,491	(340,786)
Foreign Exchange Risk Futures contracts	Unrealized appreciation/(depreciation) on futures contracts*	875,409	(1,203,746)
		$18,854,013	$(3,748,989)

*	Unrealized appreciation (depreciation) on Futures Contracts is included in distributable earnings (loss).

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended September 30, 2023, was as follows:

	Net Realized Gain/(Loss)*	Change in Unrealized Appreciation/ (Depreciation)**
Commodities Risk
Futures contracts	$(2,309,946)	$5,294,376
Interest Rate Risk
Futures contracts	4,527,138	5,931,415
Foreign Exchange Risk
Futures contracts	182,177	3,989,152
	$2,399,369	$15,214,943

*	Futures contracts are included in net realized gain on Futures Contracts.
**	Futures contracts are included in change in unrealized depreciation on Futures Contracts.

4. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreement”). Under the Agreement, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) determine which securities are available for loan and notify the securities lending agent for a Fund (the “Agent”), (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning the Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate. The Board supervises Krane and establishes policies that Krane must follow in its management activities.

The Agreement requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the Investment Company Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In addition, under the Agreement, while the fees and expenses related to the Funds’ securities lending-related activities reduce the gross revenues and income of the Funds from such activities, they are not fees and expenses for which Krane is responsible.

Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted herein. In this context, there exists a risk that a Trust service provider will seek recourse against the Trust if it is not timely paid by Krane for the fees and expenses for which it is responsible, which could materially adversely affect the Funds. Pursuant to the Agreement between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund. In addition, as compensation for the services provided by the Adviser in connection with any securities lending-related activities, each Fund pays the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect to securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers), included on the Statements of Operations, if any, as “Security Lending Fees”. During the period, none of the Funds engaged in securities lending.

KraneShares Funds	Management Fee
KraneShares Value Line® Dynamic Dividend Equity Index ETF	0.55%
KFA Mount Lucas Managed Futures Index Strategy ETF	0.89%

The Adviser bears all of its own costs associated with providing these advisory services.

SUB-ADVISORY AGREEMENTS — 3D/L Capital Management, LLC (“3D/L”) (formerly, Lee Capital Management, LP) serves as the Sub-Adviser of the KraneShares Value Line® Dynamic Dividend Equity Index ETF. 3D/L provides non-discretionary sub-advisory services to the Fund, which will includes research and portfolio modeling services related to the Fund’s investments and the monitoring of such investments. For the services 3D/L provides to the Fund, the Adviser pays 3D/L a fee equal to 25% of the Net Revenue received by Krane from the Fund. For any monthly calculation period in which net assets average $150 million or more, Krane will pay 3D/L thirty

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

percent (30%) of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

Mount Lucas Index Advisers LLC (“MLIA”) serves as the Sub-Adviser of the KFA Mount Lucas Managed Futures Index Strategy ETF. For the services MLIA provides to the Fund, the Adviser pays MLIA a fee equal to 32% of the Net Revenue received by Krane from the Fund. Net Revenue is defined for these purposes as gross revenue under Schedule A of the Agreement minus gross fund-related expenses (including any waiver by Krane of its compensation under the Agreement and any reimbursements by Krane of the Fund’s expenses).

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended March 31, 2023, no fees were charged under the Plan, since no such fees are currently paid by the Funds and the Board has not currently approved the commencement of any payments under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. BBH serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

5. BASIS FOR CONSOLIDATION FOR THE KFA MOUNT LUCAS MANAGED FUTURES INDEX STRATEGY ETF

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the KFA Mount Lucas Managed Futures Index Strategy ETF include the accounts of the Fund’s Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation for the Fund. The Subsidiary has a fiscal year end of March 31 for financial statement consolidation purposes.

The Subsidiary is classified as a controlled foreign corporation under the Code. The Subsidiary’s taxable income is included in the calculation of the Fund’s taxable income. Net losses of the Subsidiary are not deductible by the Fund either in the current period or carried forward to future periods.

The KFA Mount Lucas Managed Futures Index Strategy ETF’s investment in the Subsidiary may not exceed 25% of the value of its total assets (ignoring any subsequent market appreciation in the Subsidiary’s value), which limitation is imposed by the Code and is measured at the end of each quarter.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

A summary of the investments in the Subsidiary is as follows:

KraneShares Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2023	% of Total Net Assets at September 30, 2023
KFA MLM Index Subsidiary, Ltd.	December 1, 2020	$50,973,382	17.19%

6. INVESTMENT TRANSACTIONS

For the period ended September 30, 2023, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

KraneShares Funds	Purchases	Sales and Maturities
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$33,801,280	$33,848,492

For the period ended September 30, 2023, in-kind transactions associated with creations and redemptions were:

KraneShares Funds	Purchases	Sales	Realized Gain/ (Loss)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$1,124,346	$—	$—

7. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences primarily consist of foreign currency translation, redemption in kind, reclass of gains and losses from foreign currency and bond futures, and utilization of earnings and profits on shareholder redemptions. The permanent differences that are credited or charged to paid-in-capital and distributable earnings are redemption-in-kind transactions and utilization of earnings and profits on shareholder redemptions. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years or periods ended March 31, 2023 and March 31, 2022 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Totals
KraneShares Value Line® Dynamic Dividend Equity Index ETF
2023	$1,085,154	$640,311	$1,725,465
2022	3,026,746	—	3,026,746
KFA Mount Lucas Managed Futures Index Strategy ETF
2023	$22,793,108	$11,729,167	$34,522,275
2022	2,162,295	43,456	2,205,751

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

As of March 31, 2023, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Value Line® Dynamic Dividend Equity Index ETF	KFA Mount Lucas Managed Futures Index Strategy ETF
Undistributed Ordinary Income	$93,986	$—
Undistributed Long-Term Capital Gain	308,656	—
Post October Losses	—	(22,963,882)
Qualified Late-Year Loss Deferrals	—	(15,213,581)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	322,782	(10,778,244)
Other Temporary Differences	(88,144)	1,173,602
Total Distributable Earnings/(Loss)	$637,280	$(47,782,105)

Qualified late year ordinary and Post-October capital losses represent losses realized from January 1, 2023 through March 31, 2023 and November 1, 2022 through March 31, 2023, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The Funds did not have capital loss carryforwards.

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2023, were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Value Line® Dynamic Dividend Equity Index ETF	$31,125,897	$1,516,618	$(1,897,102)	$(380,484)
KFA Mount Lucas Managed Futures Index Strategy ETF	199,204,520	18,364	—	18,364

8. CONCENTRATION OF RISKS

As with all exchange-traded funds (“ETFs”), shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to certain of the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

CONCENTRATION RISK — Because the Funds’ assets are expected to be concentrated in an industry or group of industries, to the extent that the Underlying Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Market conditions, interest rates, and economic, regulatory, or

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Depending on the composition of each Fund’s Underlying Index (as applicable), the Fund may be subject to principal risks, as outlined in each Fund’s prospectus. Each Fund may have significant exposure to other industries or sectors.

CURRENCY RISK — The Funds’ assets will be invested in instruments denominated in foreign currencies and the income received by the Fund may be in foreign currencies. The Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time the Fund wishes to enter into the transaction, or through forward, futures or options contracts to purchase or sell foreign currencies.

The Fund’s NAV is determined on the basis of the U.S. dollar. The Fund may therefore lose value if the local currency of a foreign investment depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates can be very volatile and can change quickly and unpredictably, which may adversely affect the Fund. The Fund may also be subject to delays in converting or transferring U.S. dollars to foreign currencies and vice versa. This may adversely affect the Fund’s performance over time.

DERIVATIVES RISK — The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

EQUITY SECURITIES RISK — The values of equity securities are subject to factors such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes. In the event of liquidation, equity securities are generally subordinate in rank to debt and other securities of the same issuer.

FUTURES STRATEGY RISK — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts include: (a) an imperfect correlation between the change in market value of the reference asset and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (continued)

a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors; and (e) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a loss.

LIQUIDITY RISK — The Funds’ investments are subject to liquidity risk, which exists when an investment is or becomes difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. If a number of securities held by the Fund halt trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

NON-DIVERSIFIED FUND RISK — Because a Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

PASSIVE INVESTMENT RISK — The Funds are not actively managed, do not seek to “beat” the Underlying Index and do not take temporary defensive positions when markets decline. Therefore, the Funds may not sell a security due to current or projected underperformance of a security, industry or sector. There is no guarantee that the Underlying Index will create the desired exposure. The Underlying Index may not contain an appropriate mix of securities, but the Funds’ investment objective and principal investment strategies impose limits on the Funds’ ability to invest in securities not included in the Underlying Index.

Notes to Financial Statements/Notes to Consolidated Financial Statements (Unaudited) (concluded)

VALUATION RISK — Independent market quotations for certain investments held by the Funds may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that a Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

9. OTHER

At September 30, 2023, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

Approval of the Existing Advisory Agreement and Sub-Advisory Agreements

At a meeting held on May 24-25, 2023, the Board of Trustees (the “Board”) of KraneShares Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved renewal of:

●	the existing investment advisory agreement (the “Advisory Agreement”) between Krane Funds Advisors, LLC (“Krane”) and the Trust on behalf of each of the following separate series of the Trust that operate as exchange-traded funds (collectively, the “Funds”):

●	KFA Mount Lucas Managed Futures Index Strategy ETF (“KMLM”); and

●	KraneShares Value Line® Dynamic Dividend Equity Index ETF (“KVLE”).

●	the existing sub-advisory agreement (the “3D/L Agreement”) between 3D/L Capital Management LLC (“3D/L”) and Krane, on behalf of KVLE; and

●	the existing sub-advisory agreement (the “Mount Lucas Agreement”) between Mount Lucas Index Advisers LLC (“Mount Lucas”) and Krane on behalf of KMLM.

3D/L and Mount Lucas are referred to collectively herein as the “Sub-Advisers.” The 3D/L Agreement and the Mount Lucas Agreement are referred to collectively herein as the “SubAdvisory Agreements,” and the Sub-Advisory Agreements and the Advisory Agreement are collectively referred to as the “Agreements.”

In advance of the meeting, and at a separate meeting of the Independent Trustees in executive session held on May 24, 2023, the Board received and considered information provided by Krane in response to the Independent Trustees’ written requests relating to the Board’s consideration of the Advisory Agreement with respect to each of the Funds. The Board also considered information provided by each Sub-Adviser in response to separate written requests directed to each Sub-Adviser.

The Board considered that its evaluation process with respect to Krane and each Sub-Adviser is an ongoing one, and the Board considers information at each of its regularly scheduled meetings related to, among other matters, the services provided to each Fund by Krane and a Sub-Adviser. The Board also receives additional information from Krane outside of the regularly scheduled Board meetings, including at executive sessions held by the Independent Trustees.

In evaluating the Agreements, the Board considered, among other matters: (1) the nature, extent, and quality of the services provided to each Fund by Krane and its respective Sub-Adviser; (2) the compensation paid by each Fund under the Advisory Agreement; (3) the costs of the services provided by Krane and the profitability of Krane with respect to its relationship with the Funds; (4) the extent to which economies of scale could be realized as the Funds grow and whether the unitary fee charged to the Funds under the Advisory Agreement will enable investors in the Funds to share in any such economies of scale; and (5) other benefits Krane and the Sub-Advisers receive from their respective relationship with the Funds.

A. Nature, Extent and Quality of Services

Based on written and oral reports received by the Board prior to and at the May 24, 2023 executive session of the Independent Trustees and the May 24-25, 2023 meeting of the Board, the Board considered the nature, quality, and extent of the overall services provided by Krane and the Sub-

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

Advisers under the Agreements. The Board considered the responsibilities of Krane with respect to each Fund under the Advisory Agreement, including its obligation to oversee the services provided by the Sub-Advisers. The Board also discussed the nature, quality and extent of services provided by 3D/L under the 3D/L Agreement and Mount Lucas under the Mount Lucas Agreement.

The Advisory Agreement

●	The Board took note of the qualifications, background and responsibilities of Krane’s senior personnel who provide services to the Funds and also considered the expertise of Krane personnel charged with oversight of the Sub-Advisers.

●	The Board recognized that Krane has invested and continues to invest significant time and effort in structuring the Trust and the Funds. The Board noted that Krane, together with the Sub-Advisers, is responsible for assessing the market appeal and the investment strategy of each Fund, and that Krane continually seeks to create new series of the Trust that address unique investment strategies.

●	The Board considered that Krane is responsible for arranging and overseeing service providers for the Trust.

●	The Board also considered that Krane has established a securities lending program for the benefit of certain series of the Trust.

●	The Board noted that Krane continues to evaluate its existing compliance and operational staff, as well as its investment personnel, and that Krane continually seeks to retain qualified and experienced staff in these areas and to invest in additional resources as its business continues to grow. The Board noted the increased number of compliance personnel and investment in technology to facilitate oversight of various compliance matters.

●	The Board considered the financial condition of Krane and noted that Krane is part of a larger family of investment management firms with significant resources.

The 3D/L Agreement

●	The Board noted changes to 3D/L’s ownership and management structure reported during the year and considered the continuing involvement of 3D/L’s management personnel, including 3D/L’s chief investment officer, since the restructuring.

●	The Board considered 3D/L’s involvement in developing KVLE’s investment strategy and underlying index and noted that 3D/L serves as a non-discretionary sub-adviser to KVLE.

The Mount Lucas Agreement

●	The Board noted changes to Mount Lucas’s ownership structure reported during the year and considered that such changes were made in the context of succession planning. The Board considered that there were no changes to the Mount Lucas portfolio team that manages KMLM.

●	The Board took note of the experience of Mount Lucas portfolio staff in managing a futures portfolio and recognized their involvement in KMLM’s derivative risk management program.

●	The Board noted that the KMLM structure provides non-institutional investors with access to a managed futures portfolio that can provide uncorrelated returns.

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

B. Investment Performance

The Board noted that it considers the performance of each Fund versus an identified Morningstar peer group at each regular meeting of the Board. At the meeting, the Board considered each Fund’s performance versus its broad Morningstar peer group, as well as a select group of competitors identified by Krane and, in certain cases, a second peer group curated to better reflect the strategy of a particular Fund. The Board noted that it had retained a third-party consultant to review Krane’s peer selection process, and that it discussed with the consultant the limitations of comparisons versus such large and undifferentiated peer groups, considering that the Funds offer shareholders access to unique investment opportunities.

With respect to the Funds, each of which tracks the performance of an underlying index, the Board determined that, although relative performance to a peer group should be considered, the tracking error and/or the tracking difference of each Fund against its underlying index was a more meaningful representation of the Fund’s performance. The Board considered that, at each meeting of the Board it receives reports of the tracking error of each Fund against both its underlying index and key competitors, and noted that Krane recently expanded its quarterly tracking error report to include tracking difference against each such Fund’s underlying index.

The Board noted that each Fund tracked its benchmark within expected ranges over the last year.

The Board also considered other factors, including the use of fair value pricing by the Funds and the Funds’ asset inflows and outflows, which affect the performance of the Funds but not their underlying indices. The Board considered that these factors can be expected to primarily affect the Funds’ tracking error.

C. Compensation

The Board considered that pursuant to the Advisory Agreement, Krane has entered into a unitary advisory fee arrangement for each Fund. Under the unitary fee arrangement, Krane is responsible for paying most of the expenses incurred by a Fund, including those of the Fund’s principal service providers and Sub-Adviser. The Board considered the information provided by Krane regarding the amounts it pays to the Funds’ service providers under the unitary fee arrangement. The Board reviewed and considered the fees paid by each Fund in light of the nature, quality and extent of the services provided or obtained by Krane. The Board also considered the net expense ratios of the Funds compared to those of their peer groups.

The Board acknowledged that KVLE’s management fee and expense ratio are above the median but noted the Fund provides unique exposure to large cap funds through a proprietary quantitative modeling system and unique approach to risk management within the U.S. large cap category that combines inputs from both the Fund’s index provider and the Sub-Adviser. The Board further noted that KMLM’s management fee was in the top quartile and acknowledged the Fund provided investors with a differentiated managed futures strategy not otherwise available to retail investors. The Board considered that KMLM’s portfolio includes futures contracts traded on both U.S. and foreign exchanges, and that the Fund’s Sub-Adviser is a pioneer in the managed futures space with significant related experience. The Board considered that the Morningstar peer groups for the Funds do not reflect the unique exposure and thematic approach of the Funds and considered that the Funds’ total expense ratios are generally consistent with those of their direct peers. The Board considered that Krane applies a methodical and consistent approach to pricing the Funds and conducts significant competitive research with respect to such pricing. The Board considered that

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (continued)

the Funds offer unique investment exposure for investors in U.S. registered funds and considered the operational costs incurred by Krane under the unitary fee structure. The Board also considered the effect of each Fund’s assets under management on its net expense ratio.

Although the Board received information regarding the fees paid to the Sub-Advisers under the Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays each Sub-Adviser’s fees.

D. Costs and Profitability

The Board reviewed a report of fund-by-fund profitability prepared by Krane. The Board noted it had retained an independent third-party to review Krane’s profitability methodology and that it had the opportunity to discuss with the consultant Krane’s profitability methodology and the consultant’s views regarding the level of profitability reported by Krane versus the limited amount of publicly available information regarding the profitability of other registered investment advisers.

The Board considered that although Krane is profitable, it was not making a profit from its relationship with all series of the Trust under the Advisory Agreement. The Board considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk if certain of the Funds’ expenses increase or if a Fund’s assets fail to increase to a level sufficient to cover such expenses. The Board recognized that the volatility in asset flows experienced by the Funds and Krane overall can directly affect Krane’s profitability. The Board also considered that Krane has established a securities lending program for the benefit of certain series of the Trust and that, to the extent that the Funds participate in the securities lending program, fees earned by Krane under the program can affect the profitability of the Funds.

The Board considered the effect of each Fund’s assets under management on the potential profitability of such Fund under the unitary fee structure in light of the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements of the SEC and other regulatory bodies, as well as other expenses Krane pays in accordance with the Advisory Agreement.

The Board did not consider information regarding the costs of services provided or profits realized by the Sub-Advisers from their relationships with the Funds, noting the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund. The Board considered that Krane, and not the Funds, is responsible for paying the sub-advisory fees under each Sub-Advisory Agreement.

E. Other Benefits

The Board considered the extent to which Krane could derive ancillary benefits from the Funds’ operations, including benefits to Krane as a result of its ability to use the assets of the Funds to engage in soft dollar transactions and the existence of the securities lending program. The Board did not observe any other potential benefits to be realized by Krane from its relationship with the Funds.

F. Economies of Scale

The Board considered that each Fund is managed by Krane pursuant to a unitary fee advisory agreement, pursuant to which Krane bears all of the Fund’s expenses until it gathers sufficient assets under management to, in effect, pay its own costs. As a result, the Board observed, Krane

Approval of Advisory and Sub-Advisory Agreements (Unaudited) (concluded)

typically subsidizes each Fund for a period of time following its inception. The Board also considered that Krane continues to reinvest a significant portion of its profits in its business, including through the addition of compliance and operations personnel and investment in new compliance systems, and that any economies of scale are shared with the Funds in this manner. The Board determined to continue monitoring for potential economies of scale, but concluded that, at present, they were not a material factor for the Board to consider in connection with the renewal of the Advisory Agreement.

G. Conclusion

The Board did not identify any single factor as being of paramount importance to its review, and different Trustees may have given different weight to different factors in their review of the Agreements. The Board reviewed a memorandum from Independent Trustee counsel discussing the legal standards and judicial precedent applicable to its consideration of the Agreements. The Board noted that, as in the past, it will continue to monitor the Funds at its regular meetings, during executive sessions of the Independent Trustees and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreements, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2023 to September 30, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2023	Ending Account Value 9/30/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Value Line® Dynamic Dividend Equity Index ETF
Actual Fund Return	$1,000.00	$965.20	0.56%	$2.75
Hypothetical 5% Return	1,000.00	1,022.20	0.56	2.83

KFA Mount Lucas Managed Futures Index Strategy ETF
Actual Fund Return	$1,000.00	$1,095.30	0.90%	$4.71
Hypothetical 5% Return	1,000.00	1,020.50	0.90	4.55

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) unless otherwise indicated.

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements. The “Market Price” of the Funds generally is determined using the closing price on the stock exchange on which the Shares of the Funds are listed for trading. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at kfafunds.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

KraneShares Trust:

280 Park Avenue 32nd Floor

New York, NY 10017

Investment Adviser:

Krane Funds Advisors, LLC

280 Park Avenue 32nd Floor

New York, NY 10017

Sub-Adviser:

3D/L Capital Management, LLC

100 Constitution Plaza, Suite 700

Hartford, CT 06103

Sub-Adviser:

Mount Lucas Index Advisers, LLC

405 South State Street

Newtown, PA, 18940

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Independent Registered Public Accounting Firm:

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

280 Park Avenue, 32nd Floor

New York, NY 10017

KRS-SA-003-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable to the Registrant.

(b) Officer certification, as required by Rule 30a-2(b) under the Act, as amended (17 CFR § 270.30a-2(b)), is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Executive Officer

Date: December 8, 2023

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 8, 2023